Summary of condensed financial information of the Company on a parent company only basis (Parenthetical) (Details) - $ / shares	Sep. 30, 2023	Apr. 03, 2023	Mar. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0002	$ 0.0002	$ 0.0002
Ordinary shares, shares authorized	500,000,000		500,000,000
Ordinary shares, shares issued	15,449,451		14,900,000
Ordinary shares, shares outstanding	15,449,451		14,900,000
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0002		$ 0.0002
Ordinary shares, shares authorized	500,000,000		500,000,000
Ordinary shares, shares issued	15,449,451		14,900,000
Ordinary shares, shares outstanding	15,449,451		14,900,000